Summary of Significant Accounting Policies - Schedule Of Estimated Weighted Average Useful Lives (Details)	6 Months Ended
Jun. 30, 2026
Rights to electrical capacity [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful Life	Lease term of the datacenter or the access rights period
Technologies [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years
Patents, trademarks, royalties and other rights [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years
Patents, trademarks, royalties and other rights [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life	5 years
Software [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life	3 years
Software [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life	10 years